Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 180,773	$ 178,056	$ 187,379
Gains (Losses) included in earnings	(25,346)	(11,778)	(16,825)
Gains (losses) included in OCI	(249)	(40)	66
Issuances			0
Additions	13,658	20,191	29,949
Sales	(6,460)	(902)	(12,011)
Settlements	(3,190)	(4,754)	(5,291)
Transfers into Level 3	0	0	2,405
Transfers out of Level 3	0	0	(7,616)
Ending Balance	159,186	180,773	178,056
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(6,343)	15,193	7,655
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(128,299)	(112,002)	(99,762)
Gains (Losses) included in earnings	(1,791)	(16,297)	(12,600)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		0	0
Additions	(4,330)	0	0
Sales	0	0	0
Settlements	786	0	360
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(133,634)	(128,299)	(112,002)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(1,791)	(16,297)	(13,347)
Other Liabilities Member | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(128,299)	(112,002)	(99,762)
Gains (Losses) included in earnings	(1,791)	(16,297)	(12,600)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		0	0
Additions	(4,330)	0	0
Sales	0	0	0
Settlements	786	0	360
Transfer into Level 3	0	0	0
Transfer out of Level 3		0	0
Ending Balance	(133,634)	(128,299)	(112,002)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(1,791)	(16,297)	(13,347)
Available For Sale Securities Member | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	6,523	7,070	7,435
Gains (Losses) included in earnings	(31)	(7)	(6)
Gains (losses) included in OCI	(249)	(40)	66
Issuances			0
Additions	0	0	0
Sales	(4,350)	0	0
Settlements	(568)	(500)	(425)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	1,325	6,523	7,070
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading Account Assets[Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	9,799	11,817	21,777
Gains (Losses) included in earnings	(165)	(39)	680
Gains (losses) included in OCI	0	0	0
Issuances			0
Additions	805	859	6,499
Sales	(2,110)	(100)	(9,824)
Settlements	(2,100)	(2,738)	(2,104)
Transfers into Level 3	0	0	2,405
Transfers out of Level 3	0	0	(7,616)
Ending Balance	6,229	9,799	11,817
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(72)	159	(165)
Trading Account Assets[Member] | Collateralized Mortgage Obligations Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,423	2,499	2,808
Gains (Losses) included in earnings	(11)	(18)	30
Gains (losses) included in OCI	0	0	0
Issuances			0
Additions	270	25	608
Sales	0	(802)	(250)
Settlements	(307)	(281)	(697)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	1,375	1,423	2,499
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(7)	(4)	23
Trading Account Assets[Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,929	2,240	4,036
Gains (Losses) included in earnings	(366)	(311)	(123)
Gains (losses) included in OCI	0	0	0
Issuances			0
Additions	0	0	2,116
Sales	0	0	(1,834)
Settlements	0	0	(1,955)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	1,563	1,929	2,240
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(144)	14	(333)
Mortgage Servicing Rights Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	161,099	154,430	151,323
Gains (Losses) included in earnings	(24,773)	(11,403)	(17,406)
Gains (losses) included in OCI	0	0	0
Issuances			0
Additions	12,583	19,307	20,726
Sales	0	0	(103)
Settlements	(215)	(1,235)	(110)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	148,694	161,099	154,430
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(6,120)	15,024	8,130
Mortgage Servicing Rights Member | Other Liabilities Member
Liabilities, Fair Value Disclosure [Abstract]
Transfer out of Level 3	$ 0